The Tocqueville Select Fund
The Tocqueville Select Fund
Investment Objective
The Tocqueville Select Fund’s (the “Select Fund”) primary investment objective is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.

Current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Select Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Select Fund The Tocqueville Select Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Select Fund The Tocqueville Select Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.38%	[1]
Less: Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.26%	[1],[2]
[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive the Select Fund's management fees and/or reimburse expenses in order to ensure that the Select Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2019 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Select Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
The Tocqueville Select Fund | The Tocqueville Select Fund | USD ($)	128	425	744	1,647

Portfolio Turnover
The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Select Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Select Fund’s performance.  During its most recent fiscal year, the Select Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Select Fund invests in a focused group of approximately 20 to 25 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.  For the Select Fund, companies are determined to be small cap companies based upon the market capitalization of companies that are members of the Russell 2000® Total Return Index during the most recent 12-month period and mid cap companies based upon the market capitalization of companies that are members of the Russell Mid-Cap® Index during the most recent 12-month period.  The Select Fund’s market capitalization ranges will change over time as Russell adds and deletes companies from the indices mentioned above.  To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In addition, the Select Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Select Fund applies a “value approach” to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations.  When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook.  Although the strengths of a company’s balance sheet are important to the portfolio managers’ analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares.  In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive.  Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values.  The portfolio managers may dispose of a security if: (i) the price of the security increases above the portfolio managers’ target price for that security; (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value; (iii) a company’s balance sheet weakens; (iv) company management is not executing its business plan; (v) the portfolio managers believe that actual or potential deterioration in the issuer’s earning power may adversely affect the price of its securities; or (vi) the economic or political outlook for a company changes.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

As a temporary defensive measure, the Select Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the portfolio managers deem appropriate.  The Select Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Risks
You may lose money by investing in the Select Fund. The Select Fund is subject to the following risks:

●	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

●	a stock or stocks selected for the Select Fund’s portfolio may fail to perform as expected;

●
a value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur; and

●
the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager's perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.

The Select Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

●	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

●	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

The Select Fund may be subject to risks particular to its investments in the industrials sector, including:

●	The stock prices of companies in the industrials sector may be affected by supply and demand, both for their specific product or service and for industrials sector products in general;

●	The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction; and

●	Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Select Fund’s assets;

●	political, social or economic instability in a foreign country in which the Select Fund invests may cause the value of the Select Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Select Fund?

●	investors who want a diversified portfolio;

●	long-term investors with a particular goal, such as saving for retirement;

●	investors who want potential growth over time;

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors seeking long-term capital appreciation by investing in a focused group of common stocks issued primarily by small cap companies and mid cap companies.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The Select Fund is the successor to the Delafield Select Fund, a series of Natixis Funds Trust II (the “Predecessor Select Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided for the periods from September 27, 2008 to September 27, 2009 is historical information for the Predecessor Select Fund’s Class Y shares.  The Predecessor Select Fund was managed by Reich & Tang Asset Management, LLC and had most of the same portfolio managers, as well as substantially identical investment objectives and investment strategies as the Select Fund.  The performance information provided for periods prior to September 27, 2008 is historical information for the Reich & Tang Concentrated Portfolio L.P. (“Limited Partnership”), which was reorganized into the Predecessor Select Fund on September 26, 2008.  In the reorganization of the Limited Partnership, limited partners of the Limited Partnership received Class Y shares of the Predecessor Select Fund and the Limited Partnership’s returns were adjusted to reflect the deduction of the estimated fees and expenses applicable to the Predecessor Select Fund’s Class Y shares based on the projected asset levels for the first year of operations of the Class Y shares of the Predecessor Select Fund (not taking into account any fee waivers or expense reimbursements).  See “Performance Information” in the Statement of Additional Information (“SAI”). The Limited Partnership was managed using substantially the same investment objectives, policies and restrictions as those used by the Predecessor Select Fund.  However, the Limited Partnership was not registered as an investment company with the SEC.  Therefore, it was not subject to the investment restrictions imposed by law on registered mutual funds.  If the Limited Partnership had been registered, its performance may have been adversely affected.

The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year (on a calendar year basis) and by showing how the Select Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2017, compare with those of the Russell 2500® Total Return Index and the Russell 2000® Total Return Index.  Please note that the Select Fund’s performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.  Updated performance information in available at www.tocquevillefunds.com.

During this period, the best performance for a quarter was 34.76% (for the quarter ended 6/30/09). The worst performance was -31.04% (for the quarter ended 12/31/08).
Average Annual Total Returns For the periods ended December 31, 2017
Average Annual Returns - The Tocqueville Select Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Select Fund	Return Before Taxes	(4.19%)	7.00%	6.89%
After Taxes on Distributions | The Tocqueville Select Fund	Return After Taxes on Distributions	(4.62%)	5.37%	5.92%
After Taxes on Distributions and Sale of Fund Shares | The Tocqueville Select Fund	Return After Taxes on Distributions and Sale of Fund Shares	(2.02%)	5.47%	5.59%
Russell 2500® Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Total Return Index (reflects no deduction for fees, expenses or taxes)	16.81%	14.33%	9.22%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Total Return Index reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.